Trading properties (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Trading properties
Impairment loss	$ 11,940
Inflation adjusted cost	230,750
Net realizable value	218,810
Net book value	$ 13,710	$ 15,319